Acquisitions - Lonmin - Assets/liabilities, gain (Details) R in Millions		12 Months Ended
	Jun. 10, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Jun. 10, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Right-of-use assets		R 133.3
Environmental rehabilitation obligation		(1,696.9)		R (672.7)	R (312.1)
Lonmin
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Property, plant and equipment			R 3,158.6
Right-of-use assets			133.3
Other investments			320.8
Environmental rehabilitation obligation funds			443.2
Other non-current assets			395.0
Inventories			5,219.5
Trade and other receivables			925.3
Other current assets			14.6
Cash and cash equivalents			2,999.3
Lease liabilities			(133.3)
Environmental rehabilitation obligation			(1,696.9)
Other non-current liabilities			(863.0)
Borrowings			(2,574.8)
Trade and other payables			(2,585.7)
Other current liabilities			(99.3)
Total fair value of identifiable net assets acquired		5,656.6	R 5,656.6
PGM (4E) basket price (R/oz) | $	$ 1,025
Palladium price (USD/oz) | $	1,170
Borrowing settled | $	$ 174,300,000
Discount rate for assets or liabilities received in acquisition	12.50%		12.50%
Gain on Acquisition
Consideration		4,306.6	R 4,306.6
Fair value of identifiable net assets		(5,656.6)	R (5,656.6)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities		247.0
Gain on acquisition		R (1,103.0)
Marikana operations
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Discount rate used in current estimate of value in use	13.50%		13.50%